Cover	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2025
Entity File Number	000-56709
Entity Registrant Name	GMTECH INC.
Entity Central Index Key	0002000762
Entity Tax Identification Number	93-3955846
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	45 Rockefeller Plaza
Entity Address, Address Line Two	21F
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	(646)
Local Phone Number	508-0022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true